Stock-Based Compensation (Details 4) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Weighted Average Grant Date Fair Value of Options Granted		$ 0.09	$ 0.21	$ 0.53
Aggregate Intrinsic Value of Options Exercised	$ 37,320	$ 119,214	$ 166,681	$ 0
Cash Received for Exercise of Stock Options		$ 1,299	$ 577	$ 0